Events After the Reporting (Details) - Non-adjusting events after reporting period [member] - USD ($)	Sep. 08, 2020	Jul. 02, 2020
Events After the Reporting (Textual)
Description of Non-adjusting events after reporting period	The experiment showed that contact of AM-301's key component at different concentrations with a virus suspension allowed to reduce the viral infectious load by up to 99%. The Company believes that AM-301 will be regulated and marketed as an "over-the-counter" medical device and intends to market it in collaboration with partners. Following the conduct of further studies in safety and efficacy, the Company is targeting submission of regulatory applications to the U.S. Food and Drug Administration ("FDA") and regulatory authorities in other jurisdictions in 2021. The Company plans to initiate discussions with regulatory authorities regarding the regulatory pathway for AM-301 shortly. For project AM-301, Auris Medical set up a new subsidiary, Altamira Medica Ltd. ("Altamira"), based in Zug, Switzerland, and obtained funding through a CHF 1.5 m convertible loan agreement with FiveT Capital Holding AG ("FiveT"). The loan may be converted by FiveT into common shares of either Altamira or Auris Medical Holding Ltd., subject to additional provisions and certain restrictions.
A.G.P. Sales Agreement [Member]
Events After the Reporting (Textual)
Number of common shares issued		1,229,012
Gross proceeds		$ 1,414,381
Commitment Purchase Agreement [Member]
Events After the Reporting (Textual)
Number of common shares issued		750,000
Gross proceeds		$ 678,120